Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Loss Contingencies [Line Items]
2019	$ 89,123
2020	97,739
2021	99,387
2022	98,891
2023	98,365
Accrued insurance, current	3,700	$ 2,900
Future purchase commitments 2019	10,000
Future purchase commitments 2020	10,000
Future purchase commitments 2021	10,000
Future purchase commitments 2022	10,000
Revolving credit facility
Loss Contingencies [Line Items]
Line of credit	100,000
Unrelated Third Parties
Loss Contingencies [Line Items]
2019	3,600
2020	3,600
2021	3,600
2022	3,600
2023	$ 3,600